Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Business Operations and Liquidity [Abstract]
Schedule of carrying value
	Carrying Value as of September 30, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2022
Cash	$1,416	$—	$—	$1,416
U.S. Treasury Bills	193,015,387	—	(342,376)	192,673,011
	$193,016,803	$—	$(342,376)	$192,674,427
	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$1,483	$—	$—	$1,483
U.S. Treasury Bills	191,652,478	—	(12,912)	191,639,566
	$191,653,961	$—	$(12,912)	$191,641,049

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$1,483	$—	$—	$1,483
U.S. Treasury Bills	191,652,478	—	(12,912)	191,639,566
	$191,653,961	$—	$(12,912)	$191,641,049

Schedule of basic and diluted net income per share
	For the three months ended September 30, 2022		For the nine months ended September 30, 2022
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$1,384,778	$379,035	$5,248,577	$1,436,616

Denominator:
Weighted-average shares outstanding	18,975,000	5,193,750	18,975,000	5,193,750
Basic and diluted net income per share	$0.07	$0.07	$0.28	$0.28
	For the three months ended September 30, 2021		For the period from April 19, 2021 (inception) through September 30, 2021
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$—	$—	$—	$(338)

Denominator:
Weighted-average shares outstanding	—	4,125,000(1)	—	4,125,000(1)
Basic and diluted net loss per share	$—	$—	$—	$(0.00)

(1)	Excludes up to 618,750 shares of common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).

	For the Period from April 19, 2021 (Inception) through December 31, 2021
	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$45,224	$255,209

Denominator:
Weighted-average shares outstanding	738,327	4,166,586
Basic and diluted net income per share	$0.06	$0.06

Schedule of balance sheet are reconcile
Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock - 2021	13,802,926
Accretion of redeemable common stock - 2022	1,149,819
Contingently redeemable common stock	$192,797,319
Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	13,802,926
Contingently redeemable common stock	$191,647,500

Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	13,802,926
Contingently redeemable common stock	$191,647,500